FORM 13F

Report for the Calendar Year or Quarter
Ended: December 31, 2007

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] January 11, 2008

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
59

Form 13F Information Table Value Total:
$627,302,443

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS & CO. INC.
 FORM 13F
 December 31, 2007
                                                                  INVEST  VOTING
                                             MARKET               DISCR.   AUTH.
SECURITY                CLASS   CUSIP        VALUE       QTY      SOLE     NONE

COMMON STOCK

ADVANCED MARKETING	COM  	00753T105        123	   30,798	x      30,798
AIRBORNE INC.		COM	9269101      200,640	   48,000	x      48,000
AMERICAN NAT'L INS. CO	COM	23645104     787,506	    6,495	x       6,495
AMERICAN TEL & TEL    	COM  	030177109  2,113,861	   50,863	x      50,863
ASTORIA FIN'L         	COM  	46265104     690,979	   29,694	x      29,694
AUDIOVOX CORP.        	COM  	50757103  29,599,060	2,387,022	x   2,387,022
AUTOLIV			COM	52800109	 352,366	    6,685	x       6,685
BANK OF AMERICA		COM	60505104   2,384,498	   57,792	x      57,792
BRISTOL MYERS SQUIBB	COM  	110122108 31,594,252	1,191,337	x   1,191,337
CFS BANCORP			COM 	12525D102  2,584,667	  175,947	x     175,947
CITIGROUP, INC		COM  	172967101	 377,421	   12,820	x      12,820
CHEVRONTEXCO CORP.	COM  	166764100  3,281,670	   35,162	x      35,162
COMCAST CL. A		COM	20030N101  2,749,831	  150,593	x     150,593
CNA FINANCIAL		COM  	126117100    385,757	   11,440	x      11,440
DELMONTE FOODS		COM 	24522P103	 113,520	   12,000	x      12,000
DIME COMM.BANC		COM  	253922108  6,089,777	  476,881	x     476,881
EXXON MOBIL CORP		COM  	30231G102  1,968,240	   21,008	x      21,008
FIRST PLACE FIN'L		COM  	33610T109    281,493	   20,121	x      20,121
FIRST NIAGARA FIN'L	COM	33582V108 13,149,469	1,092,149	x   1,092,149
FLUSHING FINANCIAL CORP	COM  	343873105 12,321,906	  767,720	x     767,720
HOLOGIC              	COM 	436440101 57,723,975	  840,967	x     840,967
IBM				COM	459200101 10,879,400	  100,642	x     100,642
IDT CORP.              	COM	448947101 20,272,151	2,566,095	x   2,566,095
IDT CORP. CL. B		COM	448847309  1,008,960     119,400	x     119,400
KANSAS CITY SOUTHERN	COM	485170302	 400,631      11,670	x      11,670
KIRIN BREWERY LTD		COM	497350306    332,640	   23,100	x      23,100
LANDMARK SVGS. BK		COM	514928100  1,472,498	   57,632	x      57,632
MARSHALL & ISLEY		COM	571834100	 309,657	   11,694	x      11,694
MAXXAM CORP.		COM	577913106	 231,637	    8,258	x       8,258
MERCK & CO.			COM	589331107 40,712,988	  700,619	x     700,619
MERITOR SVGS BK PA	COM	590007100     85,600	   21,400	x      21,400
MEDQUIST			COM	584949101 11,552,152	1,070,635	x   1,070,635
MEDCO HEALTH SOL.		COM	58405U102  2,374,586	   23,418	x      23,418
MONSANTO 			COM	66166W101  2,876,584	   25,755	x      25,755
MOTOROLA			COM	620076109    192,480	   12,000	x      12,000
MBIA INC.			COM	55262C100  5,801,103	  311,385	x     311,385
NAM TAI ELEC.		COM	629865205 14,697,128	1,304,093	x   1,304,093
NEW YORK COMMUNITY BANC	COM	649445103 66,530,753	3,784,457	x   3,784,457
NEW YORK MAGIC		COM	629484106  1,459,055	   63,081	x      63,081
NEWMARKET GROUP		COM	651587107    539,970	    9,696	x       9,696
NOVARTIS ADR		COM	66987V109  9,958,716	  183,368	x     183,368
NY TIMES CL A.		COM	650111107 40,597,878	  231,596	x     231,596
OLD REPUBLIC		COM	680223104 22,964,462	1,490,231	x   1,490,231
PHI INC. NON-VOTE		COM	716604202  2,208,624       71,200	x      71,200
PFIZER INC.			COM	717081103 42,211,588	1,857,087	x   1,857,087
PROVIDENT BANCORP		COM	74383A109 15,303,081	1,184,449	x   1,184,449
QUESTAR CORP.		COM	748356102  1,314,630	   24,300	x      24,300
SCHERING PLOUGH		COM	806605101 49,794,209	1,869,152	x   1,869,152
SEABOARD CORP.		COM	811543107 29,022,210       19,743	x      19,743
SLM CORP.			COM	78443P106	 277,794	   13,800	x      13,800
SYMS CORP 			COM	871551107  6,477,825      428,995	x     428,995
TCF FIN'L			COM	872275102	 458,363       25,564	x      25,564
THREE COM			COM	885535104 18,840,852  	4,168,330	x   4,168,330
TRAVELERS			COM	8937E109   6,381,299	  118,612	x     118,612
USEC INC.			COM	90333E108	 288,543	   32,060	x      32,060
USB HOLDINGS		COM	902910108  1,669,397	   84,313	x      84,313
VIVENDI UNIVERSAL		COM 	92851S204	 721,873	   15,736	x      15,736
VOLVO				COM	928856400	 165,000	   10,000	x      10,000
WYETH				COM	983024100 28,165,115   	  637,364	x     637,364

TOTALS                                 627,302,443    30,116,424	   30,116,424